BUSINESS (Details) (10-Q)	9 Months Ended	12 Months Ended
	Sep. 30, 2013 Segment Location	Dec. 31, 2012 Segment
BUSINESS [Abstract]
Number of reportable business segments	3	3
Number of locations in California	2
Number of locations in Louisiana	2
Number of locations in Lake Charles, Louisiana	1
Revenue from Human Food Products [Member] | USA Segment Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	55.00%	50.00%
Revenue from Animal Nutrition Products [Member] | USA Segment Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	45.00%	50.00%
RBO Products [Member] | Brazil Segment Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	40.00%	46.00%
DRB Products [Member] | Brazil Segment Revenue [Member]
Concentration Risk [Line Items]
Concentration risk, percentage (in hundredths)	60.00%	54.00%